Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

NOTE 3 — Goodwill and Intangible Assets

Goodwill

Goodwill represents the future economic benefits derived from the Company’s unique market position, the growth attributable to the NET Power Cycle and the Company’s assembled workforce, none of which are individually and separately recognized as intangible assets. Goodwill is allocated to the Company’s sole reportable segment and reporting unit.

The following table presents the Company’s goodwill included in the condensed consolidated balance sheets:

Goodwill at December 31, 2023 (Successor)	$423,920
Measurement Adjustments	—
Goodwill at March 31, 2024 (Successor)	$423,920

Current period measurement adjustments calculated as part of the purchase price allocation that accompanied the Business Combination are still pending finalization of the annual income tax return for the year ended December 31, 2023.

Definite Lived Intangible Assets

The following tables summarize the Company’s definite lived intangible assets included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Developed technology, gross	$1,345,000	$1,345,000
Accumulated amortization	(54,547)	(37,735)
Developed technology, net	$1,290,453	$1,307,265

Amortization expense for the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor) was $16,812 and $5, respectively.

The Company does not own or control any intangible assets with indefinite useful lives except goodwill. The following table presents estimated amortization expense for the next five years and thereafter:

Remainder of 2024	$50,438
2025	67,250
2026	67,250
2027	67,250
2028	67,250
2029	67,250
2030 and thereafter	903,765
Total	$1,290,453

NOTE 4 — Goodwill and Intangible Assets

Goodwill

Goodwill represents the future economic benefits derived from the Company’s unique market position, the growth attributable to the NET Power Cycle and the Company’s assembled workforce, none of which are individually and separately recognized as intangible assets. Goodwill is allocated to the Company’s sole reportable segment and reporting unit.

The following table presents the Company’s goodwill balance as of December 31, 2023 (Successor):

Goodwill at June 8, 2023 (Successor)	$433,736
Measurement Adjustments	(9,816)
Goodwill at December 31, 2023 (Successor)	$423,920

Current period measurement adjustments of $9,816 reflect the effects of changes to deferred tax liability estimates calculated as part of the purchase price allocation that accompanied the Business Combination.

Definite Lived Intangible Assets

The following tables present the Company’s definite lived intangible assets as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor) are as follows:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Developed technology, gross	$1,345,000	$604
Accumulated amortization	(37,735)	(341)
Developed technology, net	$1,307,265	$263

Amortization expense for the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through December 31, 2023 (Successor) was $9 and $37,735, respectively. Amortization expense for the year ended December 31, 2022 (Predecessor) was $22. Periodic amortization expense excludes expenses attributable to goodwill, which is not amortized. The Company does not own or control any intangible assets with indefinite useful lives except goodwill. The following table presents estimated amortization expense for the next five years and thereafter:

2024	$67,250
2025	67,250
2026	67,250
2027	67,250
2028	67,250
2029 and thereafter	971,015
Total	$1,307,265